CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 27, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income		$ 83,414	$ (70,352)	$ 77,815	$ 81,473
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation		10,428		9,916	8,606
Equity-based compensation expense		6,113		1,848	1,681
Inventory reserve		600		1,157	(473)
Amortization of deferred finance costs		1,654		842	669
Change in fair value of earnout consideration liability	$ (9,575)	(9,575)		0	0
Revaluation of warrant liability	(3,485)	(3,485)		0	0
Deferred tax benefit		(857)		0	0
Changes in assets and liabilities
Accounts receivable		(19,133)		10,249	5,827
Inventories		3,792		(12,866)	(5,678)
Prepaid expenses and other assets		(1,519)		(94)	1,343
Accounts payable		4,637		(456)	(29)
Accrued expenses		1,665		332	(12,725)
Other liabilities		46		(1,681)	492
Net cash provided by operating activities		77,780		87,062	81,186
Cash flows from investing activities
Acquisition of property and equipment		(4,746)		(7,501)	(9,642)
Net cash used in investing activities		(4,746)		(7,501)	(9,642)
Cash flows from financing activities
Business combination and PIPE financing		60,826		0	0
Proceeds from convertible notes		127,400		0	0
Proceeds from line of credit		0		20,000	0
Payment of line of credit		(5,000)		0	(18,000)
Proceeds from term loan		250,000		117,500	76,000
Payment of term loan		(240,000)		(10,500)	(11,000)
Deferred finance costs related to debt origination		(1,860)		(3,199)	(1,032)
Distributions pursuant to the business combination		(218,300)		0	0
Distributions to Holdings' members		(22,334)		(216,668)	(103,808)
Issuance cost related to business combination		(15,244)		0	0
Net cash used in financing activities		(64,512)		(92,867)	(57,840)
Net increase (decrease) in cash and cash equivalents		8,522		(13,306)	13,704
Cash and cash equivalents, beginning of period		13,422	$ 13,422	26,728	13,024
Cash and cash equivalents, end of period	$ 21,944	21,944		13,422	26,728
Supplementary disclosure of cash flow information:
Cash paid for interest expense		10,101		5,317	4,889
Supplemental disclosure of non-cash financing activities:
Issuance costs payable		$ 23,107		$ 0	$ 0